10. Shares Issued for Compensation (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2019
Stock issued for services, value	$ 40,000	$ 0	$ 40,000
Consultants [Member] | Various Agreements [Member]
Stock issued for services, shares		13,445
Stock issued for services, value		$ 96,509
Consultants [Member] | Consulting Services [Member]
Stock issued for services, shares				262,691
Stock issued for services, value				$ 497,377
Stock to be issued for services, value		$ 48,000
Services fee				$ 72,000